Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit - Valuation Techniques (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Series E-1 Convertible Preferred Stock | Mandatorily Redeemable Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility	40.00%	40.00%
Risk-free interest rate	2.38%	2.45%
Remaining contractual term (in years)	9 years 15 days	9 years 11 months 16 days
Dividend yield	0.00%	0.00%
Series F Convertible Preferred Stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility	40.00%
Risk-free interest rate	2.38%
Remaining contractual term (in years)	9 years 1 month 28 days
Dividend yield	0.00%